Financial liabilities	6 Months Ended
Jun. 30, 2019
Marketable Debt Securities [Abstract]
Financial liabilities

9.   Financial liabilities

a)   Breakdown

The following is a breakdown of the Group's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of June 30,  2019 and December 31,  2018, presented by nature and categories for valuation purposes:

	Millions of euros
	06-30-2019			12-31-2018
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost

Derivatives	58,341	—	—	55,341	—	—
Short Positions	15,846	—	—	15,002	—	—
Deposits	—	56,990	937,710	—	65,304	903,101
Central banks	—	8,836	71,778	—	14,816	72,523
Credit institutions	—	10,305	89,030	—	10,891	89,679
Customer	—	37,849	776,902	—	39,597	740,899
Debt instruments	—	3,117	251,672	—	2,305	244,314
Other financial liabilities	—	130	34,812	—	449	24,215
Total	74,187	60,237	1,224,194	70,343	68,058	1,171,630

b)   Information on issues, repurchases or redemptions of debt instruments issued

The detail of the balance of debt instruments issued according to their nature is:

	Millions of euros
	06-30-2019	12-31-2018
Bonds and debentures outstanding	202,464	195,498
Subordinated	21,277	23,676
Promissory notes and other securities	31,048	27,445
Total debt instruments issued	254,789	246,619

The detail, at June 30,  2019 and 2018, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by the Bank or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2019 and 2018:

	Millions of euros
	06-30-2019
	Opening balance at 01-01-19	Perimeter	Issues	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 06-30-19

Bonds and debentures outstanding	195,498	—	32,105	(26,713)	1,574	202,464
Subordinated	23,676	—	1,056	(3,502)	47	21,277
Bonds and debentures outstanding and subordinated liabilities issued	219,174	—	33,161	(30,215)	1,621	223,741

	Millions of euros
	06-30-2018
	Opening balance at 01-01-18	Perimeter	Issues	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 06-30-18

Bonds and debentures outstanding	176,719	—	35,957	(29,081)	(765)	182,830
Subordinated	21,382	—	2,987	(644)	89	23,814
Bonds and debentures outstanding and subordinated liabilities issued	198,101	—	38,944	(29,725)	(676)	206,644

In April 2019, Banco Santander, S.A. announced its decision to carry out the optional early redemption of all outstanding Series II/2014 Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities, with a nominal total value of USD 1,500 million (EUR 1,345 million) which are traded on the Global Exchange Market of the Irish Stock Exchange.

In February 2019 the Group announced that it had completed the placement of preferred securities contingently convertible into newly issued ordinary shares of the Bank, excluding preemptive subscription rights and for a nominal value of USD 1,200 million (EUR 1,056 million) (the “Issue” and the “CCPS”).

The CCPS were issued at par and its remuneration has been set at 7.50% on an annual basis for the first five years. The payment of the remuneration of the CCPS is subject to certain conditions and to the discretion of the Bank. After that, it will be reviewed every five years by applying a margin of 498.9 basis points on the 5-year Mid-Swap Rate.

In March 2018, Banco Santander, S.A. communicated that the placement of preference shares contingently convertible into newly issued ordinary shares of the Bank was carried out, excluding the right of preferential subscription of its shareholders and for a nominal amount of EUR 1,500 million (the "Issuance" and the CCPSs").

The Issuance was made at par and the remuneration of the CCPSs, whose payment is subject to certain conditions and is also discretionary, was fixed at an annual 4.75% for the first seven years, being revised thereafter every five years applying a margin of 409.7 basis points over the  5-year Euro Mid-Swap Rate.

c)    Other issues guaranteed by the Group

At June 30,  2019 and 2018, there were no debt instruments issued by associates or non-Group third parties that had been guaranteed by the Bank or any other Group entity.

d)   Fair value of financial liabilities not measured at fair value

Following is a comparison between the value by which the Group’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at June 30,  2019 and December 31,  2018:

	Millions of euros
	06-30-2019		12-31-2018
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	937,710	937,371	903,101	902,680
Central banks	71,778	71,362	72,523	72,039
Credit institutions	89,030	89,078	89,679	89,662
Customer	776,902	776,931	740,899	740,979
Debt instruments	251,672	259,005	244,314	247,029
Other financial liabilities	34,812	34,860	24,215	24,197
Liabilities	1,224,194	1,231,236	1,171,630	1,173,906

The main valuation methods and inputs used in the estimation of the fair value of the financial liabilities in the previous table are detailed in Note 51.c of the consolidated annual accounts for 2018, other than those mentioned in these interim financial statements.